Schedule of assets held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Assets held for sale		$ 5,479
Kenshaw electrical pty ltd [member]
IfrsStatementLineItems [Line Items]
Assets held for sale		$ 5,479